UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows used in operating activities
Net loss for the period	€ (52,370)	€ (42,867)
Adjustments for:
Elimination of amortization of intangibles and depreciation of property, plant and equipment	273	211
Elimination of retirement benefit obligations	36	30
Elimination of share-based compensation expenses	4,689	5,755
Net gain on sale of treasury shares	0	(6)
Interest expenses and other financial expenses	5,318	3,044
Financial income	(1,026)	(4,276)
Effect of unwinding the discount related to advances	(233)	(182)
Decrease in derivatives and liabilities fair value	1,081	(384)
Other	(58)	0
Cash flows used in operating activities before change in working capital requirements	(42,289)	(38,675)
Decrease (increase) in other receivables and other assets	(2,161)	(677)
Increase (decrease) in trade payables	12,754	5,199
Increase (decrease) in tax and social security liabilities	(1,608)	(576)
Increase (decrease) in deferred income and other liabilities	26	(25)
Changes in working capital requirements	9,011	3,921
Cash flows used in operating activities	(33,278)	(34,754)
Cash flows used in investing activities
Acquisitions of property, plant and equipment	(44)	(12)
Advances reimbursed by (made to) CROs	18	0
Increase in Deposits and other financial assets	(6)	(542)
Decrease in Deposits	130	0
Interest received	984	2,454
Cash flows provided by investing activities	1,082	1,901
Cash flows provided by financing activities
Net proceeds from non-convertible bond loans	0	24,625
Repayments of non-convertible bond loans	(3,705)	0
Repayments of convertible loan notes	(2,188)	(2,188)
Repayments of conditional advances	0	(28)
Payments of the lease liabilities	(230)	(143)
Interest paid	(1,965)	(1,070)
Other	250	3
Cash flows provided by (used in) financing activities	(7,837)	21,201
Effect of movements in exchange rates on cash held	(700)	1,319
Revaluation of cash equivalents measured at fair value	88	0
Decrease in cash and cash equivalents	(40,646)	(10,334)
Cash and cash equivalents at the beginning of the period	144,221	251,942
Cash and cash equivalents at the end of the period	€ 103,576	€ 241,608